Schedule of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2014
Buildings
Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Furniture, Fixtures & Equipment | Minimum [Member]
Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, Fixtures & Equipment | Maximum
Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Capitalized Software | Minimum [Member]
Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Capitalized Software | Maximum
Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Buses And Support Vehicles | Minimum [Member]
Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Buses And Support Vehicles | Maximum
Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	15 years